Allowance For Doubtful Accounts And Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Allowance For Doubtful Accounts And Credit Losses

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,806	¥2,821	¥2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)

Balance at end of year	¥2,404	¥2,806	¥2,821

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥932	¥770	¥859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)

Balance at end of year	¥875	¥932	¥770

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥3,101	¥1,706	¥1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)

Balance at end of year	¥4,097	¥3,101	¥1,706

Schedule Of Allowance For Doubtful Accounts And Credit Losses And Recorded Investment In Financing Receivables

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016